      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 1999

                                                      REGISTRATION NO. 333-02041
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             CORPORATE INCOME FUND
                         INTERMEDIATE TERM SERIES--100
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this filing will become effective on May 28, 1999 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              CORPORATE INCOME FUND
                              INTERMEDIATE TERM SERIES--100
                              (A UNIT INVESTMENT TRUST)
                              O   PORTFOLIO OF INTERMEDIATE TERM CORPORATE BONDS
                              O   DESIGNED FOR HIGH CURRENT INCOME
                              O   MONTHLY INCOME DISTRIBUTIONS
                              O   U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated May 28, 1999.

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Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE. JANUARY 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Monthly Income.......................................           6
   Return Figures.......................................           6
   Records and Reports..................................           6
The Risks You Face......................................           7
   Interest Rate Risk...................................           7
   Call Risk............................................           7
   Reduced Diversification Risk.........................           7
   Liquidity Risk.......................................           7
   Concentration Risk...................................           7
   Bond Quality Risk....................................           7
   Litigation Risk......................................           7
Selling or Exchanging Units.............................           8
   Sponsors' Secondary Market...........................           8
   Selling Units to the Trustee.........................           8
   Exchange Option......................................           9
How The Fund Works......................................           9
   Pricing..............................................           9
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................          10
   Portfolio Changes....................................          10
   Fund Termination.....................................          10
   Certificates.........................................          11
   Trust Indenture......................................          11
   Legal Opinion........................................          12
   Auditors.............................................          12
   Sponsors.............................................          12
   Trustee..............................................          12
   Underwriters' and Sponsors' Profits..................          12
   Public Distribution..................................          13
   Code of Ethics.......................................          13
   Year 2000 Issues.....................................          13
Taxes...................................................          13
Supplemental Information................................          14
Financial Statements....................................         D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks high current interest income by investing in a fixed portfolio consisting primarily of corporate bonds with an estimated average life of approximately years.
       2.  WHAT ARE CORPORATE BONDS?
           Corporate bonds are bonds issued by companies, governments or other institutions to raise money to use in their business or to fund their activities. In return, they pay a fixed rate of interest and principal at maturity.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 13 intermediate-term corporate bonds, and some short-term U.S. Treasury notes reserved to pay the deferred sales fee, with a current aggregate face amount of $24,470,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The credit quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
           The Portfolio consists of corporate bonds of the following types of issuers:



                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



o          Corporate Utilities                           20%
        o  Financial Institutions                        60%
        o  Foreign Government                         10%
        o  Manufacturing                                 7%
        o  U.S. Government                              3%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in financial institution bonds, adverse developments in this industry may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want current monthly income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements or if you cannot tolerate any risk.

           DEFINING YOUR INCOME

           WHAT YOU MAY EXPECT (Payable on the 25th day each month):


           Regular Monthly Income per unit:                  $    5.23
           Annual Income per unit:                           $   62.84
           RECORD DAY: 10th day of each month
           These figures are estimates on the evaluation date; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                               3.00%
           You will pay an up-front sales fee of 1.320%, as well as a deferred sales fee of $3.36 per unit quarterly November, February, May and August through February 2000. Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            3.00%
           $100,000 to $249,999                          2.75%
           $250,000 to $499,999                          2.50%
           $500,000 to $999,999                          2.25%
           $1,000,000 and over                           2.00%

           Maximum Exchange Fee                          2.00%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.61
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees (including updating
           expenses)
                                                     $    0.32
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.22
           Other Operating Expenses
                                                    -----------
                                                     $    1.81
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Intermediate Term Series of Corporate Income Fund, which had the same investment objectives, strategies and types of bonds as this Fund. These prior Series differed in that they charged a higher sales fee. These prior Intermediate Term Series were offered between June 27, 1990 and April 9, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            5.89%        6.63%       11.09%        7.49%
Average         3.81         6.04         8.89         7.05
Low             0.43         5.66         5.30         6.67
---------------------------------------------------------------



Average
Sales fee         4.98%        4.95%


-

Note: All returns represent changes in unit price with distributions reinvested into the Corporate Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

           UNIT PRICE PER UNIT                     $1,073.18
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly. Interest on the bonds in this Fund is subject to federal income taxes for U.S. investors, but if you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes. Interest on the U.S. Treasury notes will be exempt from state and local personal income taxes. You will receive this interest at the end of each of the next two years.

           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your monthly income in cash unless you choose to compound your income by reinvesting at no sales fee in the Corporate Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will be subject to U.S. federal income taxes for both U.S. and foreign investors. For more complete information about the Program, including charges and fees, ask the Trustee for the Program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be 'concentrated' in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in bonds issued by financial institutions:
   o the profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio; credit quality of its loan portfolio is affected by the institution's underwriting criteria, concentrations within the portfolio and industry and general economic conditions; and
   o operating performance of a financial institution is also impacted by changes in interest rates, the availability and cost of funds, intensity of competition and degree of government regulation.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 2.00%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered bonds has ranged from 0.25% of face amount on actively traded issues to 1.5% on inactively traded issues; the difference has averaged between 0.5% and 1%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax advisor in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount (for 1999, $124,500 or $62,250 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a bond issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

                                       14
          CORPORATE INCOME FUND,
          INTERMEDIATE TERM SERIES - 100,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Corporate Income Fund,
          Intermediate Term Series - 100,
          Defined Asset Funds:

          We have audited the accompanying statement of condition of Corporate Income Fund, Intermediate Term Series - 100, Defined Asset Funds, including the portfolio, as of January 31, 1999 and the related statements of operations and of changes in net assets for the year ended January 31, 1999 and the period February 7, 1997 to January 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Corporate Income Fund, Intermediate Term Series - 100, Defined Asset Funds at January 31, 1999 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP


          New York, N.Y.
          April 15, 1999




                        D - 1.

     CORPORATE INCOME FUND,
     INTERMEDIATE TERM SERIES - 100,
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of January 31, 1999

  TRUST PROPERTY:
    Investment in marketable securities -
     at value (cost $ 23,104,159 )(Note 1)........                                                 $25,231,842
  Accrued interest ...............................                                                     472,139
  Accrued interest on Segregated Bonds (Note 5) ..                                                      22,019
  Principal payments receivable ..................                                                          12
  Cash - income ..................................                                                     124,993
  Cash - principal ...............................                                                     274,507
  Deferred organization costs (Note 6) ...........                                                      18,626
                                                                                                     -----------
  Total trust property .........................                                                  26,144,138


  LESS LIABILITIES:
  Income advance from Trustee.....................                                 $   502,950
    Other advance from Trustee (Note 5) ............                                      16,963
    Deferred sales charge (Note 5) .................                                     293,438
    Principal payments payable (Segregated Bonds) ..                                       6,172
  Income payments payable ........................                                       5,148
    Income payments payable (Segregated Bonds) .....                                          12
  Redemptions payable ............................                                      58,200
  Accrued Sponsors' fees .........................                                         919
    Other liabilities (Note 6) .....................                                      18,626         902,428
                                                                                     -----------     -----------

  NET ASSETS, REPRESENTED BY:
  23,889 units of fractional undivided
     interest outstanding (Note 3)................                                  25,153,830

  Undistributed net investment income ............                                      87,880     $25,241,710
                                                                                     -----------     ===========

UNIT VALUE ($ 25,241,710 / 23,889 units ).........                                                 $  1,056.62
                                                                                                     ===========




                     See Notes to Financial Statements.















                        D - 2.

     CORPORATE INCOME FUND,
     INTERMEDIATE TERM SERIES - 100,
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                   February 7, 1997
                                                                                    Year Ended            to
                                                                                   January 31,       January 31,
                                                                                       1999              1998
                                                                                       ----              ----

  INVESTMENT INCOME:
  Interest income ........................                                       $ 1,702,660       $ 1,591,096
    Interest income on Segregated
      Bonds (Note 5) .......................                                            53,328            71,770
  Trustee's fees and expenses ............                                           (34,219)          (32,393)
  Sponsors' fees .........................                                           (12,931)          (11,070)
                                                                                   ------------------------------
  Net investment income ..................                                         1,708,838         1,619,403
                                                                                   ------------------------------


  REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS:
    Realized gain on
    securities sold or redeemed ..........                                           311,384            39,715
    Unrealized appreciation
    of investments .......................                                           169,182         1,958,501
                                                                                   ------------------------------
    Net realized and unrealized
     gain on investments .................                                           480,566         1,998,216
                                                                                   ------------------------------


  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                                       $ 2,189,404       $ 3,617,619
                                                                                   ==============================




                  See Notes to Financial Statements.















                        D - 3.

     CORPORATE INCOME FUND,
     INTERMEDIATE TERM SERIES - 100,
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  February 7, 1997
                                                                                    Year Ended            to
                                                                                    January 31,       January 31,
                                                                                       1999              1998
                                                                                       ----              ----
  OPERATIONS:
  Net investment income ..................                                       $ 1,708,838       $ 1,619,403
    Realized gain on
    securities sold or redeemed ..........                                           311,384            39,715
    Unrealized appreciation
    of investments .......................                                           169,182         1,958,501
                                                                                   ------------------------------
    Net increase in net assets
    resulting from operations ............                                         2,189,404         3,617,619
                                                                                   ------------------------------

  INCOME DISTRIBUTIONS TO
   HOLDERS (Note 2).......................                                        (1,658,806)       (1,436,028)

 INCOME DISTRIBUTION
     ON SEGREGATED BONDS ...................                                           (53,779)          (58,769)
                                                                                   ------------------------------
  TOTAL DISTRIBUTIONS ......................                                        (1,712,585)       (1,494,797)

SHARE TRANSACTIONS:
  Subscription amounts ...................                                                          23,938,022
    Deferred sales charge (Note 5):
      Principal ............................                                          (499,136)         (321,353)
  Redemption amounts:
      Income ...............................                                           (16,110)           (4,319)
      Income on Segregated Bonds ...........                                            (6,021)           (1,485)
    Principal ............................                                        (4,916,530)       (1,619,871)
                                                                                   ------------------------------
  Net share transactions .................                                        (5,437,797)       21,990,994
                                                                                   ------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....                                        (4,960,978)       24,113,816

NET ASSETS AT BEGINNING OF PERIOD ........                                        30,202,688         6,088,872
                                                                                   ------------------------------
NET ASSETS AT END OF PERIOD ..............                                       $25,241,710       $30,202,688
                                                                                   ==============================
  PER UNIT:
    Income distributions during
    period ...............................                                       $     63.26       $     59.08
                                                                                   ==============================
    Income distributions on Segregated
      Bonds during period ..................                                       $      2.23       $      1.99
                                                                                   ==============================
    Net asset value at end of
    period ...............................                                       $  1,056.62       $  1,051.85
                                                                                   ==============================
  TRUST UNITS:
  Issued during period ...................                                                              24,272
  Redeemed during period .................                                             4,825             1,626
  Outstanding at end of period ...........                                            23,889            28,714
                                                                                   ==============================

                    See Notes to Financial Statements.
D - 4.

          CORPORATE INCOME FUND,
          INTERMEDIATE TERM SERIES - 100,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

               (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on February 7, 1997 was based upon offering side evaluations at February 5, 1997, the day prior to the Date of Deposit. Cost of securities at February 7, 1997 was also based on such offering side evaluations. Realized gains and losses on securities are determined using the first-in, first-out method.

               (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

               (C)  Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month.
     Receipts  other  than  interest,   after  deductions  for  redemptions  and
     applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Original Units and Unit Cost at Date of Deposit ...........                       30,340      30,026,894
     Cost of 23,889 units at Date of Deposit ....................                                  $23,642,468
       Transfer to capital of interest on Segregated Bonds (Note 5)                                       12,550
     Redemptions of units - net cost of 6,451 units redeemed
       less redemption amounts (principal).......................                                     (151,974)
     Income on Segregated Bonds paid upon redemption ............                                       (7,505)
     Deferred sales charge (Note 5) .............................                                     (820,489)
     Realized gain on securities sold or redeemed ...............                                      351,099
     Net unrealized appreciation of investments..................                                    2,127,683
                                                                                                     -----------

     Net capital applicable to Holders ..........................                                  $25,153,830
                                                                                                        ===========

     4.   INCOME TAXES

          As of January 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $2,127,693, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $23,104,159 at January 31, 1999.


D - 5.

          CORPORATE INCOME FUND,
          INTERMEDIATE TERM SERIES - 100,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          $820,000 face amount of United States Treasury Notes have been segregated to fund the deferred sales charges. The sales charges are being paid for by the maturity of these bonds, as well as principal proceeds received in conjunction with the disposition of the unsegregated bonds in the portfolio. A deferred sales charge of $13.44 per Unit is charged each year, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $40.32 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $18,626 payable to the Trustee for reimbursement of costs related to the organization of the Trust.








D - 6.

     CORPORATE INCOME FUND,
     INTERMEDIATE TERM SERIES - 100,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of January 31, 1999


                                   Rating of Issues(1)                                         PE VERS. C
                                   --------------------
                                              Standard
                                   Moody's    & Poor's                                          Optional
     Portfolio No. and Title of    Investors  Corpora-     Face                  PE VERS. C  Redemption
            Securities             Service    tion        Amount      Coupon    Maturities(3) Provisions(3)  Cost(2)     Value(2)
            ----------             --------- --------- -----------  ----------- ------------- ------------ ----------- -----------
   1 Corestates Capital Corp.,       A2          A-   $ 2,370,000     6.750 %      2006         None       $ 2,291,568 $ 2,471,315
     Company Guaranty Ser. MTN                             21869FAA0

   2 Ford Motor Company, Notes       A1          A        710,000     7.250        2008         None           714,337     794,609
                                                            345370BQ2
   3 General Motors Corp., Notes     A2          A      1,035,000     7.100        2006         None         1,035,841   1,128,435
                                                            370442AS4
   4 Mellon Financial Company,       A3          A      1,250,000     6.700        2008         None         1,199,094   1,332,021
     Company Guaranty                                       585510CE8

   5 Midland Bank PLC,               Aa3         A        815,000     6.950        2011         None           781,838     863,451
     Subordinated Notes                                     597433AD3

   6 Quebec Province Government,     A2          A+     2,410,000     6.500        2006         None         2,301,195   2,524,569
     Debentures, Ser. NY                                    748148PU1

   7 Public Service Electric &       A3          NR     2,445,000     6.250        2007         None         2,299,071   2,502,027
     Gas Company, First Refunding                           744567DT2
     Mortgage Bonds

   8 Royal Bank of Scotland,         A2          A      3,865,000     6.375        2011         None         3,506,075   3,927,837
     Subordinated Notes                                     780097AB7

   9 Santander Financial             A1          A      5,000,000     6.375        2011         None         4,528,350   4,876,905
     Issuances, Company Guaranty                            802813AE5

  10 Southern California Edison      A2          A      2,500,000     6.375        2006         None         2,378,985   2,616,073
     Company, Notes                                         842400DX8

  11 Wells Fargo & Company,          A1          A      1,250,000     7.125        2006         None         1,243,268   1,364,094
     Subordinated Notes                                     949740CA0

  12 United States Treasury Notes    Aaa         AAA      410,000     5.500        1999         None           405,619     410,256
     (4)                                                    912827P22
                                                          410,000     7.125        2000         None           418,918     420,250
                                                            912827T28

                                                       -----------                                         ----------- -----------
     TOTAL                                             $24,470,000                                         $23,104,159 $25,231,842
                                                       ===========                                         =========== ===========
                                                                           See Notes to Portfolio.

D - 7.

     CORPORATE INCOME FUND,
     INTERMEDIATE TERM SERIES - 100,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of January 31, 1999

                    (1) "NR", if applicable, indicates that this security is not currently rated by the indicated rating service. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

                    (2)  See Notes to Financial Statements.

                    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

                    (4) These bonds have been segregated to fund the deferred sales charges.














                                   D - 8.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         CORPORATE INCOME FUND
Request the most recent free             INTERMEDIATE TERM SERIES--100
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-02041) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-2295).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11523--5/99

                             CORPORATE INCOME FUND
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Corporate Income Fund, Intermediate
        Term Series 54, 1933 Act File No. 33-57973.

                             CORPORATE INCOME FUND
                         INTERMEDIATE TERM SERIES--100
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, CORPORATE INCOME FUND, INTERMEDIATE TERM SERIES--100, DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 26TH DAY OF MAY, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)